Leases	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
DIGERATI TECHNOLOGIES, INC [Member]
Leases [Line Items]
LEASES

NOTE 9 – LEASES

The leased properties have a remaining lease term of three to sixty-three months as of October 31, 2022. At the option of the Company, it can elect to extend the term of the leases. See table below:

Location	Annual Rent	Lease Expiration Date	Business Use	Approx. Sq. Ft.
8023 Vantage Dr., Suite 660, San Antonio, Texas 78230	$49,136	Sep-27	Executive offices	2,843
10967 Via Frontera, San Diego, CA 92127	$369,229	Mar-26	Office space	18,541
1610 Royal Palm Avenue, Suite 300, Fort Myers, FL 33901	$83,260	Dec-25	Office space and network facilities	6,800
2121 Ponce de Leon Blvd., Suite 200, Coral Gables FL 33134	$106,553	Dec-27	Office space & wireless internet network	4,623
7218 McNeil Dr., FL-1, Austin, TX 78729	$21,000	Mar-24	Network facilities	25
6606 Lyndon B. Johnson, Fwy., FL1, Suite 125, Dallas, TX 75240	$17,040	Dec-22	Network facilities	25
9701 S. John Young Parkway, Orlando, FL 32819	$25,440	May-23	Network facilities	540
50 NE 9th St, Miami, FL 3313	$41,300	May-23	Network facilities	25
350 NW 215 St., Miami Gardens, FL 33169	$29,254	May-23	Wireless internet network	100
8333 NW 53rd St, Doral, FL 33166	$14,021	Jul-25	Wireless internet network	100
100 SE 2nd Street, Miami, FL 33131	$36,466	Jan-24	Wireless internet network	100
9055 SW 73rd Ct, Miami, FL 33156	$8,787	Dec-23	Wireless internet network	100
9517 Fontainebleau Blvd., Miami, FL 33172	$11,907	Aug-24	Wireless internet network	100

The Company has not entered into any sale and leaseback transactions during the three months ended October 31, 2022.

On May 17, 2022, the Company extended the office and wireless internet network leases in Coral Gables, Florida. The Company accounted for the extension as a lease modification. The Company used the discount rate of 5% and recognized $482,865 as a day one ROU asset and liability. These leases are identified in the table above. The leases expire in December 2027, and at the option of the Company, the leases can be extended for various periods ranging from one to five years, with a base rent at the prevailing market rate at the time of the renewal.

In February 2022, as part of the acquisition of NLI, the Company secured an office lease, with a monthly base lease payment of $30,222. The lease expires in March 2026. At the option of the Company, the lease can be extended for two additional five-year terms, with a base rent at the prevailing market rate at the time of the renewal. The Company is not reasonably certain that it will exercise the renewal option.

In December 2021, as part of the acquisition of Skynet Telecom LLC’s assets, the Company assumed an office lease in San Antonio, Texas. In May 2022, the lease was extended until September 2027, and at the option of the Company, the lease can be extended for a period of five years, with a base rent at the prevailing market rate at the time of the renewal. The Company accounted for the extension as a lease modification.

Amounts recognized as of July 31, 2022, and October 31, 2022, for operating leases are as follows:

ROU Asset	July 31, 2022	$2,436,035
Amortization		$(259,784)
Addition - Asset		$-
ROU Asset	October 31, 2022	$2,176,251

Lease Liability	July 31, 2022	$2,584,865
Amortization		$(266,333)
Addition - Liability		$-
Lease Liability	October 31, 2022	$2,318,532

Lease Liability	Short term	$651,191
Lease Liability	Long term	$1,667,341
Lease Liability	Total:	$2,318,532

Operating lease cost:	$200,392

Cash paid for amounts included in the measurement of lease labilities

Operating cashflow from operating leases:	$200,392

Weighted-average remain lease term-operating lease:	3.8 years

Weighted-average discount rate	5.0%

The future minimum lease payment under the operating leases are as follows:

Lease
Period Ending July 31,	Payments
2023*	580,242
2024	650,734
2025	603,439
2026	431,377
2027	176,771
Total payments:	$2,442,563
Imputed interest:	(124,031)
Total Lease Liability:	$2,318,532

*	remaining 9 Months

NOTE 13 - LEASES

The Company’s leased properties have remaining lease terms ranging from twelve to sixty-five months as of August 1, 2022 (beginning on the current fiscal year). At the option of the Company, it can elect to extend the term of the leases. See table below:

Location	Annual Rent	Lease Expiration Date	Business Use	Approx. Sq. Ft.
8023 Vantage Dr., Suite 660, San Antonio, Texas 78230	$49,136	Sep-27	Executive offices	2,843
10967 Via Frontera, San Diego, CA 92127	$369,229	Mar-26	Office space	18,541
1610 Royal Palm Avenue, Suite 300, Fort Myers, FL 33901	$83,260	Dec-25	Office space and network facilities	6,800
2121 Ponce de Leon Blvd., Suite 200, Coral Gables FL 33134	$128,301	Dec-27	Office space & wireless internet network	4,623
7218 McNeil Dr., FL-1, Austin, TX 78729	$21,000	Mar-24	Network facilities	25
6606 Lyndon B. Johnson, Fwy., FL1, Suite 125, Dallas, TX 75240	$17,040	Dec-22	Network facilities	25
9701 S. John Young Parkway, Orlando, FL 32819	$25,440	May-23	Network facilities	540
50 NE 9th St, Miami, FL 3313	$41,300	May-23	Network facilities	25
350 NW 215 St., Miami Gardens, FL 33169	$29,254	May-23	Wireless internet network	100
8333 NW 53rd St, Doral, FL 33166	$14,021	Jul-25	Wireless internet network	100
100 SE 2nd Street, Miami, FL 33131	$36,466	Jan-24	Wireless internet network	100
9055 SW 73rd Ct, Miami, FL 33156	$8,787	Dec-23	Wireless internet network	100
9517 Fontainebleau Blvd., Miami, FL 33172	$11,907	Aug-24	Wireless internet network	100

The Company has not entered into any sale and leaseback transactions during the year ended July 31, 2022.

In February 2022, as part of the acquisition of NLI, the Company secured an office lease, with a monthly base lease payment of $30,222. The lease expires in March 2026. At the option of the Company, the lease can be extended for two additional five-year terms, with a base rent at the prevailing market rate at the time of the renewal. The Company is not reasonably certain that it will exercise the renewal option.

In December 2021, as part of the acquisition of Skynet Telecom LLC’s assets, the Company assumed an office lease in San Antonio, Texas. In May 2022, the lease was extended until September 2027, and at the option of the Company, the lease can be extended for a period of five years, with a base rent at the prevailing market rate at the time of the renewal. The Company accounted for the extension as a lease modification.

On May 17, 2022, the Company extended the office and wireless internet network leases in Coral Gable Florida. The Company accounted for the extension as a lease modification. The Company used the discount rate of 4% and recognized $482,865 as a day one ROU asset and liability. These leases are identified in the table above. The leases expire in December 2027, and at the option of the Company, the leases can be extended for various periods ranging from one to five years, with a base rent at the prevailing market rate at the time of the renewal.

Amounts recognized on July 31, 2021, and July 31, 2022, for operating leases are as follows:

ROU Asset	July 31, 2021	$934,260
Amortization		$(524,688)
Addition - Asset		$2,026,463
ROU Asset	July 31, 2022	$2,436,035

Lease Liability	July 31, 2021	$934,260
Amortization		$(530,047)
Addition - Liability		$2,180,652
Lease Liability	July 31, 2022	$2,584,865

Lease Liability	Short term	$796,714
Lease Liability	Long term	$1,788,151
Lease Liability	Total:	$2,584,865

Operating lease cost:	$720,383

Cash paid for amounts included in the measurement of lease labilities

Operating cashflow from operating leases:	$720,383

Weighted-average remain lease term-operating lease:	4.2 years

Weighted-average discount rate	5.0%

The future minimum lease payment under the operating leases are as follows:

Lease
Period Ending July 31,	Payments
2023	777,464
2024	650,734
2025	603,439
2026	431,377
2027	176,771
Total:	$2,639,785